UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eminence Capital LLC
Address: 65 East 55th Street, 25th Floor
         New York, NY  10022

13F File Number:  028-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
Title:     Managing Member
Phone:     (212) 418-2100

Signature, Place, and Date of Signing:

      /s/ Ricky C. Sandler     New York, NY     May 15, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $4,483,623 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   146428  1850000 SH       SOLE                  1850000        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    47768   750000 SH       SOLE                   750000        0        0
AMERICAN EXPRESS CO            COM              025816109   198052  4530000 SH       SOLE                  4530000        0        0
APPLIED MATLS INC              COM              038222105   103891  5325000 SH       SOLE                  5325000        0        0
ARBITRON INC                   COM              03875Q108    69056  1600000 SH       SOLE                  1600000        0        0
ASML HOLDING N V               NY REG SHS       N07059186     8490   342219 SH       SOLE                   342219        0        0
BED BATH & BEYOND INC          COM              075896100   112100  3800000 SH       SOLE                  3800000        0        0
CINTAS CORP                    COM              172908105    88617  3105000 SH       SOLE                  3105000        0        0
CISCO SYS INC                  COM              17275R102   145504  6040000 SH       SOLE                  6040000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109   122990  5209254 SH       SOLE                  5209254        0        0
EATON CORP                     COM              278058102   139423  1750000 SH       SOLE                  1750000        0        0
FISERV INC                     COM              337738108   186846  3885330 SH       SOLE                  3885330        0        0
GLOBAL PMTS INC                COM              37940X102   113400  2741789 SH       SOLE                  2741789        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104   105023   635000 SH       SOLE                   635000        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    97652  2730000 SH       SOLE                  2730000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102   117622  2925182 SH       SOLE                  2925182        0        0
KONINKLIJKE PHILIPS ELECTRS    NY REG SH NEW    500472303   213757  5575300 SH       SOLE                  5575300        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   129677  1760000 SH       SOLE                  1760000        0        0
MICROSOFT CORP                 COM              594918104   167245  5893052 SH       SOLE                  5893052        0        0
MONSTER WORLDWIDE INC          COM              611742107   120194  4964648 SH       SOLE                  4964648        0        0
NAPSTER INC                    COM              630797108     5822  3933566 SH       SOLE                  3933566        0        0
NOKIA CORP                     SPONSORED ADR    654902204    95490  3000000 SH       SOLE                  3000000        0        0
ORACLE CORP                    COM              68389X105   195600 10000000 SH       SOLE                 10000000        0        0
PALM INC NEW                   COM              696643105       66    13258 SH       SOLE                    13258        0        0
PFSWEB INC                     COM              717098107      175   198200 SH       SOLE                   198200        0        0
QUALCOMM INC                   COM              747525103   138785  3385000 SH       SOLE                  3385000        0        0
QUEST DIAGNOSTICS INC          COM              74834L100   153013  3380000 SH       SOLE                  3380000        0        0
ROSS STORES INC                COM              778296103   186276  6217499 SH       SOLE                  6217499        0        0
SAIC INC                       COM              78390X101   179703  9666660 SH       SOLE                  9666660        0        0
SRA INTL INC                   CL A             78464R105    97249  4000380 SH       SOLE                  4000380        0        0
STAPLES INC                    COM              855030102   127624  5772240 SH       SOLE                  5772240        0        0
UNITED PARCEL SERVICE INC      CL B             911312106   142389  1950000 SH       SOLE                  1950000        0        0
UNITED TECHNOLOGIES CORP       COM              913017109   132421  1924170 SH       SOLE                  1924170        0        0
VIACOM INC NEW                 CL B             92553P201   139066  3510000 SH       SOLE                  3510000        0        0
WELLPOINT INC                  COM              94973V107    98189  2225000 SH       SOLE                  2225000        0        0
WESTERN UN CO                  COM              959802109    90078  4235000 SH       SOLE                  4235000        0        0
YAHOO INC                      COM              984332106   111814  3865000 SH       SOLE                  3865000        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105   156128  4685700 SH       SOLE                  4685700        0        0